Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000835403
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	DIAGEO PLC
Amendment Flag	false
EBP 001
Document Information Line Items
Entity Central Index Key	0000835403
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	DIAGEO PLC
Amendment Flag	false